Financial Risk Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for doubtful trade receivables	$ 61
Provision for other doubtful receivables	26
Guarantees granted by third parties	$ 1,013	$ 945	$ 873
Exchange rate to convert pesos to U.S. dollars variation	28.00%
Percentage of variable rate financial loans to total loans	6.00%
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit and investments with the National Government, direct agencies and companies with government participation	$ 732
Percentage of credit and investments with the National Government, direct agencies and companies with government participation	22.00%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 1
Variable interest rate	10.00%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 521
Interest rate risk [member] | SOFR [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.90%
Interest rate risk [member] | SOFR [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	8.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	$ 1,118
Cash	304
Other liquid financial assets	814
Other investments freely available	$ 390